Properties And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Properties And Equipment [Abstract]
Net book value of computer software	$ 10.5	$ 12.2
Depreciation expense for computer software	$ 4.4	$ 3.9	$ 4.3